Commitments and Contingencies - Other Commitments (Details) - FREYR AS kr in Thousands, $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 23, 2020 NOK (kr)	Jan. 23, 2020 NOK (kr)	Dec. 31, 2020 NOK (kr) Y	Mar. 31, 2021 NOK (kr)	Dec. 31, 2020 USD ($) Y	Mar. 31, 2021 USD ($)	Mar. 31, 2021 NOK (kr)	Jan. 12, 2021 USD ($)	Dec. 31, 2020 NOK (kr)	Dec. 18, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other Commitments [Line Items]
Accrued amount					$ 2,153	$ 1,730					$ 442
Commitments outstanding
Professorships | Norwegian university
Other Commitments [Line Items]
Commitment amount | kr									kr 2,800
Commitment Annual Amount | kr			kr 700	kr 700
Commitments term			4 years
Commitments outstanding					226	144	kr 1,225		1,925
Research | Norwegian university
Other Commitments [Line Items]
Commitment amount | kr							8,000		8,000
Commitment Annual Amount | kr			kr 1,000	kr 1,000
Commitments term			8 years
Commitments outstanding					820	704	6,000		7,000
Research positions | Norwegian university
Other Commitments [Line Items]
Commitment amount | kr									1,450
Commitments outstanding					170
Doctoral and post-doctoral fellowships | Norwegian university
Other Commitments [Line Items]
Commitment amount | kr									3,616
Commitments outstanding					86				731
Mobilization of the battery factory | Nordland county municipality
Other Commitments [Line Items]
Commitment Annual Amount | kr	kr 500	kr 500
Commitments term		3 years
Commitments outstanding					117	117	1,000		kr 1,000
Definitive licensing and services agreement | 24M
Other Commitments [Line Items]
Commitment amount										$ 20,000
Commitment amount paid during the year					700
Commitment amount to be paid in next seven months					2,500	$ 2,500		$ 2,500
Commitment amount to be paid in next twelve months					14,300
Commitments recognized over straight-line basis					19,300
Accrued amount					445
Minimum annual royalty payments					$ 3,000
Effective year from which royalty is payable | Y			3		3
Definitive licensing and services agreement | Professorships | Norwegian university
Other Commitments [Line Items]
Commitment amount | kr							kr 2,800